LEASES - Maturities of operating lease liabilities (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
LEASES
For the year ending December 31, 2026	¥ 472,680
For the year ending December 31, 2027	402,880
For the year ending December 31, 2028	273,154
For the year ending December 31, 2029	121,321
For the year ending December 31, 2030	55,384
Thereafter	78,173
Total remaining undiscounted lease payments	1,403,592
Less: imputed interest	(129,293)
Present value of operating lease liabilities	¥ 1,274,299